Financial Instruments and Financial Risk Management - Schedule of Percentage Increase Decrease in USD Exchange Rate (Details)	12 Months Ended
Dec. 31, 2024
2022 [Member]
Schedule of Percentage Increase Decrease in USD exchange rate [Line Items]
Percentage increase (decrease)	13.15%
2022 [Member] | Exchange Rate [Member]
Schedule of Percentage Increase Decrease in USD exchange rate [Line Items]
Percentage increase (decrease)	15.41%
2023 [Member]
Schedule of Percentage Increase Decrease in USD exchange rate [Line Items]
Percentage increase (decrease)	3.10%
2023 [Member] | Exchange Rate [Member]
Schedule of Percentage Increase Decrease in USD exchange rate [Line Items]
Percentage increase (decrease)	(3.80%)
2024 [Member]
Schedule of Percentage Increase Decrease in USD exchange rate [Line Items]
Percentage increase (decrease)	0.60%
2024 [Member] | Exchange Rate [Member]
Schedule of Percentage Increase Decrease in USD exchange rate [Line Items]
Percentage increase (decrease)	9.50%